Propery, Plant And Equipment, Net	6 Months Ended
Mar. 31, 2024
Propery, Plant And Equipment, Net [Abstract]
PROPERY, PLANT AND EQUIPMENT, NET
9.	PROPERY, PLANT AND EQUIPMENT, NET

As of September 30, 2023 and March 31, 2024, property, plant and equipment, net consisted of the following:

	As of September 30, 2023	As of March 31, 2024
		(Unaudited)
Construction in progress (1)	$3,095,981	$6,113,439
Equipment for rental business	1,429,579	1,444,567
Vehicles	191,741	194,094
Furniture, fixtures and office equipment	41,478	41,913
Subtotal	4,758,779	7,794,013
Less: accumulated depreciation	(918,836)	(1,089,174)
Property, plant and equipment, net	$3,839,943	$6,704,839

(1)	Addition of construction in progress of $3,017,458 in progress was for the construction of Changzhou manufacturing plants.

For the six months ended March 31, 2023 and 2024, depreciation expenses was $347,027 and $161,014, respectively.